Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2005 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Fidelity Freedom 2005 Fund - Class K6
Bar Chart Table:
Annual Return 2018	(2.49%)
Annual Return 2019	12.48%
Annual Return 2020	9.68%
Annual Return 2021	4.07%
Annual Return 2022	(11.71%)